DEBT (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Debt Disclosure [Abstract]
Summary of Outstanding Debt

The following is a summary of outstanding debt (in thousands):

	December 31, 2020	March 31, 2021
2014 Credit Facilities:
First Lien Term Loan (due May 2025)	$3,074,230	$3,066,047
Revolving Credit Facility (due May 2023)	163,057	69,057
Zuffa Credit Facilities:
Zuffa First Lien Term Loan (due April 2026)	2,447,064	2,440,946
Other debt (2.47%-l4.50% Notes due at various dates through 2030)	339,519	386,916

Total principal	6,023,870	5,962,966
Unamortized discount	(40,982)	(37,990)
Unamortized issuance costs	(57,083)	(53,439)

Total debt	5,925,805	5,871,537
Less: current portion	(212,971)	(103,213)

Total long-term debt	$5,712,834	$5,768,324

The following is a summary of outstanding debt (in thousands):

	December 31,
	2019	2020
2014 Credit Facilities:
First Lien Term Loan (due May 2025)	$2,621,312	$3,074,230
Revolving Credit Facility (due May 2023)	—	163,057
Zuffa Credit Facilities:
Zuffa First Lien Term Loan (due April 2026)	2,321,812	2,447,064
Other debt (2.50%-14.50% Notes due at various dates through 2030)	180,744	339,519

Total principal	5,123,868	6,023,870
Unamortized discount	(21,499)	(40,982)
Unamortized issuance costs	(57,096)	(57,083)

Total debt	5,045,273	5,925,805
Less: current portion	(115,384)	(212,971)

Total long-term debt	$4,929,889	$5,712,834

Principal amounts connection with debt obligations

The Company will be required to repay the following principal amounts in connection with its debt obligations (in thousands):

Years Ending December 31,
2021	$230,959
2022	84,989
2023	154,115
2024	65,911
2025	3,125,604
Thereafter	2,362,292

Total	$6,023,870